Acquisitions and Disposals - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Acquisitions and Disposals [Line Items]
Total consideration for acquisitions	€ 654	€ 1,078
Olly Nutrition Member
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition description	The main acquisition in the first half of 2019 was Olly Nutrition, a premium supplements business in the US.